Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ 62.9	$ 4.4	$ 0.5
State	21.5	20.9	19.5
Foreign	128.5	153.8	118.5
Current, Total	212.9	179.1	138.5
Deferred:
Federal	(120.9)	(59.7)	(125.2)
State	(30.8)	(12.3)	(16.7)
Foreign	64.5	24.3	45.6
Deferred, Total	(87.2)	(47.7)	(96.3)
Provision for income taxes	$ 125.7	$ 131.4	$ 42.2